Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Proved Developed and Undeveloped Reserve (Detail) - Bcf Bcf in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Crude Oil and Condensate Reserves
Proved developed and undeveloped reserves:
Beginning balance	6,089	6,073	6,041
Revisions	529	647	565
Extensions and discoveries	16	78	115
Production	(744)	(710)	(697)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	4	1	49
Ending Balance	5,894	6,089	6,073
Proved developed reserves at December 31	3,500	3,698	3,649
Proved undeveloped reserves at December 31	2,394	2,391	2,424
Dry gas reserve
Proved developed and undeveloped reserves:
Beginning balance	7,080	7,040	6,984
Revisions	2,069	847	195
Extensions and discoveries	12	43	590
Production	(917)	(854)	(751)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	7	4	21
Ending Balance	8,251	7,080	7,040
Proved developed reserves at December 31	4,314	4,368	3,934
Proved undeveloped reserves at December 31	3,936	2,711	3,106